Share Options-Equity and Cash Settled - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares Option OptionPlan	Dec. 31, 2017 USD ($) shares Option	Dec. 31, 2016 USD ($) Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise options exercised	$ 20.00	$ 9.42
Equitty - settled share based payments	53,819,000	21,486,000	$ 19,848,000
Intrinsic value of liabilities from share-based payment transactions	$ 15,342,000	$ 5,123,000
Options granted | Option	18,209,410	15,666,155	6,128,555
Equity Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | OptionPlan	4
Equitty - settled share based payments	$ 34,668,000	$ 16,667,000	$ 17,256,000
Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | OptionPlan	1
Cash settled expense	$ 10,355,000	$ 3,807,000	1,178,000
Share Appreciation Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options granted | shares	769,000	222,696
Cash settled expense	$ 10,355,000	$ 3,807,000	$ 1,178,000
Revaluation gain (loss)	6,079,000	2,071,000
Intrinsic value	19,425,000	7,362,000
Aggregate intrinsic value for options fully vested	$ 8,722,000	$ 2,965,000